SEGMENTS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 20,272	$ 20,314	$ 20,317
Information About Major Customers And Products [Abstract]
The net sales to the Companys largest customer as a percentage of total net sales	18.00%	17.00%	16.00%
Percentage Of Total Receivables For Largest Customer	31.00%
Percentage of Total Revenue for Another Customer	17.00%	13.00%
Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	9,814	9,902	10,385
Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	8,560	8,388	8,150
Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,898	2,024	1,782
Us Group One [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area		264
Us Group One [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	4,418	4,172	4,381
Us Group One [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	6,110	6,025	5,857
Us Group One [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	106		200
Europe Group Two [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,148	3,362	3,482
Europe Group Two [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,898	1,854	1,575
Europe Group Two [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	777	772	741
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,248	2,368	2,522
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	552	509	718
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 1,015	$ 988	$ 841